Supplemental BS Info (Tables)	12 Months Ended
Dec. 31, 2016
Offsetting [Abstract]
Schedule of Other Current Assets [Table Text Block]
The following table summarizes the Company's prepaid expenses and other current assets as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Finished goods inventories	31,042	36,904
Prepaid expenses	34,132	32,934
Income taxes receivable	11,495	29,039
Value-added tax receivable	5,965	13,628
Other	11,807	15,060
Total prepaid expenses and other current assets	$94,441	$127,565

Schedule of Accrued Liabilities [Table Text Block]
The following table summarizes the Company's accrued expenses and other current liabilities as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Refunds reserve	33,104	34,520
Compensation and benefits	55,590	44,704
Customer credits	42,003	30,209
Restructuring-related liabilities	16,395	11,069
Income taxes payable	10,847	12,843
Deferred revenue	35,890	39,397
Current portion of capital lease obligations	28,889	26,776
Other (1)	143,738	184,283
Total accrued expenses and other current liabilities	$366,456	$383,801

(1)
As of December 31, 2015, Other included a $45.0 million liability for the Company's securities litigation matter. Final court approval of the settlement for that matter was granted on July 13, 2016 and the Company's settlement obligation was satisfied during the year ended December 31, 2016. See Note 10, Commitments and Contingencies, for additional information.